AMOUNT DUE TO DIRECTOR (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
AMOUNT DUE TO DIRECTOR
Schedule of due to related parties
	As of September 30, 2020	As of December 31, 2019

Related parties payable	276,500	254,515
Related party loan	140,000	1,500,000
	$416,500	1,754,515

As of December 31, 2019

Related parties payable	254,515
Related party loan	1,500,000
$1,754,515